Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Number of shares of Common Stock offered	41,285,000
Weighted Average Grant Date Fair Value
Stock-based compensation expense		$ 5	$ 3	$ 4	$ 7	$ 8
Stock-based compensation expense, net of tax		3	2	3	4	5
Total unrecognized compensation costs related to non-vested stock options and restricted share units		17
Weighted-average period of recognition of stock-based compensation cost		2 years 9 months 15 days
Options
Assumptions used to estimate value of each option award
Expected volatility, minimum (as a percent)				49.20%	49.20%	31.00%
Expected volatility, maximum (as a percent)				49.60%	50.30%	50.30%
Expected life				6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, minimum (as a percent)				1.69%	0.78%	1.07%
Risk-free interest rate, maximum (as a percent)				2.02%	1.43%	2.65%
Weighted-average grant-date fair value (in dollars per share)				$ 7.55	$ 10.59	$ 6.47
Forfeiture rate (as a percent)				18.80%
Stock Options
Total outstanding at the beginning of the period (in shares)			5,978,790	5,978,790
Granted to employees (in shares)				1,609,963
Exercised (in shares)				(53,333)
Forfeited (in shares)				(632,748)
Expired (in shares)				(1,597,039)
Total outstanding at the end of the period (in shares)				5,305,633	5,978,790
Total exercisable at the end of the period (in shares)				3,287,035
Weighted Average Exercise Price
Total outstanding at the beginning of the period (in dollars per share)			$ 15.74	$ 15.74
Granted to employees (in dollars per share)				$ 15.24
Exercised (in dollars per share)				$ 15.00
Forfeited (in dollars per share)				$ 16.82
Expired (in dollars per share)				$ 15.47
Total outstanding at the end of the period (in dollars per share)				$ 15.54	$ 15.74
Total exercisable at the end of the period (in dollars per share)				$ 15.23
Weighted Average Remaining Contractual Term
Total outstanding at the end of the period				5 years 9 months 22 days
Total exercisable at the end of the period				3 years 6 months 26 days
Super performance options granted to CEO
Stock-Based Compensation
Number of equal annual vesting installments				4
Vesting period				4 years
Assumptions used to estimate value of each option award
Forfeiture rate (as a percent)				0.00%
RSU
RSUs
Total outstanding at the beginning of the period (in shares)			223,849	223,849
Granted to employees (in shares)				691,441
Vested (in shares)				(119,834)
Forfeited (in shares)				(316,126)
Total outstanding at the end of the period (in shares)				479,330
Weighted Average Grant Date Fair Value
Total outstanding at the beginning of the period (in dollars per share)			$ 17.40	$ 17.40
Granted to employees (in dollars per share)				$ 17.09
Vested (in dollars per share)				$ 16.79
Forfeited (in dollars per share)				$ 18.86
Total outstanding at the end of the period (in dollars per share)				$ 16.04
Holdings (as parent company)
Stock-Based Compensation
Number of shares of common stock available for issuance				10,396,667
Number of shares of Common Stock offered				437,622	81,899	330,356
Purchase price of shares sold (in dollars per share)				$ 15.33	$ 21.98	$ 16.50
Weighted Average Grant Date Fair Value
Total unrecognized compensation costs related to non-vested stock options and restricted share units				17
Weighted-average period of recognition of stock-based compensation cost				3 years 29 days
Holdings (as parent company) | Options
Stock-Based Compensation
Number of shares of entity's common stock based on the fair market value of which maximum per-share exercise price is determined				1
Term				10 years
Period for which vested options will remain exercisable following termination of employment without cause				3 months
Period for which vested options will remain exercisable following termination of employment without cause in case of death, disability or retirement at normal retirement age				1 year
Stock Options
Granted to employees (in shares)				1,609,963	337,404	1,520,252
Weighted Average Exercise Price
Granted to employees (in dollars per share)				$ 15.24	$ 22.01	$ 16.50
Weighted Average Grant Date Fair Value
Stock-based compensation expense					$ 1
Holdings (as parent company) | RSU
Stock-Based Compensation
Number of equal annual vesting installments				3
Weighted Average Remaining Contractual Term
Number of shares of common stock into which each award will be converted upon vesting				1
RSUs
Granted to employees (in shares)				691,441	48,095	233,636
Weighted Average Grant Date Fair Value
Granted to employees (in dollars per share)				$ 17.09	$ 22.35	$ 16.50